PROSPECTUS
                             &  APPLICATION

                                  LOGO

                                FRANKLIN
                                TEMPLETON
                               JAPAN FUND
           --------------------------------------------------
                             JANUARY 1, 1997


                           INVESTMENT STRATEGY

                              GLOBAL GROWTH

                                  LOGO
--------------------------------------------------------------------------------

This prospectus describes the Advisor Class shares of Franklin Templeton Japan Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund may borrow money for investment purposes (i.e., "leverage" its portfolio), which may involve greater risk and additional costs to the Fund. In addition, the Fund may invest up to 15% of its assets in illiquid securities, including up to 10% of its assets in restricted securities, which may involve greater risk and increased Fund expenses. There are further risks associated with the Fund's policy of investing primarily in Japanese securities. See "What Are the Fund's Potential Risks?"

The Fund's SAI for the Advisor Class, dated January 1, 1997, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.

Advisor Class shares are only available for purchase by certain persons, including, among others, certain financial institutions (such as banks, trust companies, savings institutions and credit unions); government and tax-exempt entities; certain pension, profit sharing and employee benefit plans; certain qualified groups, including family trusts, endowments, foundations and corporations; Franklin Templeton Fund Allocator Series; and directors, trustees, officers and full time employees (and their family members) of Franklin Templeton Group and the Franklin Templeton Group of Funds. See "About Your Account."

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PAGE

                               FRANKLIN TEMPLETON
                                   JAPAN FUND

--------------------------------------------------------------------------------

          This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized.
              No sales representative, dealer, or other person is
         authorized to give any information or make any representations other than those contained in this prospectus. Further
                 information may be obtained from Distributors.

           ----------------------------------------------------------

                   When reading this prospectus, you will see
                 certain terms beginning with capital letters.
                        This means the term is explained
                            in our glossary section.

PAGE


                            TABLE OF CONTENTS
                            ABOUT THE FUND
                            Expense Summary ....................  2
                            How Does the Fund Invest Its
                            Assets? ............................  3
                            What Are the Fund's Potential
                            Risks? ............................. 10
                            Who Manages the
                            Fund? .............................. 15
                            How Does the Fund Measure
                            Performance? ....................... 16
                            How Is the Fund
                            Organized? ......................... 17
                            How Taxation Affects You and the
                            Fund ............................... 18
                            ABOUT YOUR ACCOUNT
                            How Do I Buy
                            Shares? ............................ 19
                            May I Exchange Shares for Shares of
                            Another Fund? ...................... 21
FRANKLIN                    How Do I Sell
TEMPLETON                   Shares? ............................ 24
JAPAN FUND                  What Distributions Might I Receive
------------------------    From the Fund? ..................... 25
January 1, 1997             Transaction Procedures and Special
                            Requirements ....................... 26
                            Services to Help You Manage Your
700 Central Avenue          Account ............................ 31
St. Petersburg, Florida     GLOSSARY
  33701                     Useful Terms and
1-800/DIAL BEN              Definitions ........................ 34


PAGE


ABOUT THE FUND



EXPENSE SUMMARY



This table is designed to help you understand the costs of investing in the Advisor Class shares of the Fund. Because Advisor Class shares were not offered to the public before January 1, 1997, the table is based on the historical expenses of the Class I shares of the Fund, after fee reductions and expense limitations, for the fiscal year ended March 31, 1996.* Your actual expenses may vary.



A.   Shareholder Transaction Expenses**
     Maximum Sales Charge Imposed on Purchases                    NONE
     Exchange Fee (per transaction)                              $5.00***
B.   Annual Fund Operating Expenses
       (as a percentage of average net assets)
     Management Fees (after fee reduction)                       0.00%****
     Rule 12b-1 Fees                                              NONE
     Other Expenses (audit, legal, business) management,
       transfer
       agent and custodian) (after expense reimbursement)        1.65%
                                                                ------
     Total Fund Operating Expenses (after expense
       reimbursement)                                            1.65%****
                                                                ------
C.   Example



    Assume the annual return for Advisor Class shares is 5% and operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.



    ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
    ------------------------------------------------------
      $17           $52             $90          $195



    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.



*Unlike Advisor Class shares, the Class I shares of the Fund have a front-end sales charge and Rule 12b-1 fees.



**If your transaction is processed through your Securities Dealer you may be charged a fee by your Securities Dealer for this service.



***$5.00 fee is only for Market Timers. We process all other exchanges without a fee.



****The Investment Manager and FT Services have agreed in advance to reduce their respective fees in order to limit total expenses to an annual rate of 1.65% of the Fund's average daily net assets through August 1, 1997. If this fee reduction is insufficient to so limit the Fund's expenses, FT Services has agreed to make certain payments to reduce Fund expenses. Without these reductions, the Fund's "Other Expenses" for Advisor Class would have been 3.80% and the "Total Fund Operating Expenses" for Advisor Class would have been 4.55%. After August 1, 1997, this agreement may end at any time upon notice to the Board.


2 o Franklin Templeton Japan Fund

PAGE


HOW DOES THE FUND INVEST ITS ASSETS?



The Fund's Investment Objective


The investment objective of the Fund is long-term capital growth, which it seeks to achieve through investing its assets primarily in securities of companies domiciled in Japan and traded in the Japanese securities markets. A company is considered domiciled in Japan if it is organized under the laws of Japan, at least half of its assets are located in Japan and it normally derives at least half of its income from operations or sales in Japan, or if its principal activities are in Japan. The objective of the Fund is a fundamental policy which cannot be changed without shareholder approval. The investment policies and practices described herein are not fundamental policies of the Fund and may be changed at the discretion of the Board without shareholder approval. Of course, there can be no assurance that the Fund's investment objective will be achieved.

The Fund's investments will consist of common stocks, common stock equivalents (convertible debt securities and warrants), preferred stocks and debt securities issued by domestic and foreign corporations, domestic and foreign governments and supranational organizations such as the World Bank, the European Investment Bank and the Asian Development Bank, as well as the investments discussed below under "Types of Securities in Which the Fund May Invest."

Under normal circumstances at least 80% of the Fund's assets will be invested in equity securities of Japanese issuers. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. See "Depositary Receipts." Securities considered for purchase by the Fund may be listed or unlisted, and may be issued by companies in various industries, with various levels of market capitalization.

Consistent with the Fund's objective of seeking long-term capital growth, the Fund may purchase debt, as well as equity securities, issued by private and governmental issuers. Although the Fund would not anticipate that its debt investments would achieve the same levels of growth as its equity investments, nevertheless, such investments fluctuate in value based upon changes in such factors as the general level of interest rates and credit quality, and may be expected to offer attractive growth opportunities. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bonds to benefit from increases in the market price of the securities into which they are convertible.

                                               Franklin Templeton Japan Fund o 3

PAGE


The Fund may invest in debt securities (defined as bonds, notes, debentures, commercial paper, time deposits, and bankers' acceptances, and which may include structured investments) which are rated in any rating category by Moody's or S&P or which are unrated by any rating agency. Such securities may include high risk, lower quality debt securities, commonly referred to as "junk bonds." See "What Are the Fund's Potential Risks?" As an operating policy, which may be changed by the Board, the Fund will not invest more than 5% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai Bonds") and may invest in dollar-denominated bonds sold in the U.S. by non-U.S. issuers ("Yankee Bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. Samurai Bonds and Yankee Bonds are subject to the risks associated with other debt instruments and with securities of foreign issuers, as described below and in the SAI. Debt securities are subject to certain market and credit risks. See "How Does the Fund Invest Its
Assets - Debt Securities." in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's.



Government securities in which the Fund may invest consist of debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills (maturity of one year or less), notes (maturities of one to 10 years) and bonds (generally maturities of greater than 10 years), and debt securities issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks and the Federal Housing Administration. Mortgage-backed U.S. government securities, such as FNMA certificates, are highly sensitive to prepayment and interest rates. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, to the extent of the Fund's investment in mortgage-backed securities, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. The Fund may also invest in obligations issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, or instrumentalities which are rated in any category, as described above, or which are unrated by any rating agency.


4 o Franklin Templeton Japan Fund

PAGE


The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, the Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options. These are generally referred to as derivative instruments, and involve special risk factors, which are described below.


When deemed appropriate by the Investment Manager, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "How Does the Fund Invest Its Assets?" in the SAI. When the Investment Manager believes that unusual market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Temporary Investments."

The Fund invests for long-term growth of capital and does not emphasize short-term trading profits. Accordingly, the Fund expects to have an annual portfolio turnover rate not exceeding 50%. There can be no assurance that the Fund's investment objective will be achieved.


Types of Securities in which the Fund May Invest


The Fund is authorized to use the various securities and investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.


Temporary Investments. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country: debt obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities; short-term time deposits with banks; repurchase agreements with banks and broker-dealers with respect to U.S. government obligations; and finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Manager.


                                               Franklin Templeton Japan Fund o 5

PAGE


Borrowing. The Fund may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



Loans of Portfolio Securities. The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets to generate income for the purpose of offsetting operating expenses. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.



Options on Securities or Indices. To increase its return or to hedge all or a portion of its portfolio investments, the Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of a


6 o Franklin Templeton Japan Fund

PAGE

call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.


Forward Foreign Currency Contracts and Options on Foreign Currencies. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.



The Fund will enter into forward contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The second investment practice is generally referred to as "cross-hedging." The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, subject to its stated investment objective and policies, except that the Fund will not enter into a forward contract if the amount of assets set aside to cover forward contracts would impede portfolio management or the Fund's ability to meet redemption requests. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted. The Fund may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an


                                               Franklin Templeton Japan Fund o 7

PAGE

option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.


Futures Contracts. For hedging purposes only, the Fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.



When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "How Does the Fund Invest Its Assets - Futures Contracts." in the SAI. With respect to positions in futures and related options that do not constitute "bona fide hedging" positions, the Fund will not enter into a futures contract or related option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets.



Repurchase Agreements. For temporary defensive purposes and for cash management purposes, the Fund may, without limit, enter into repurchase agreements with U.S. banks and broker-dealers. Under a repurchase agreement, the Fund acquires a security from a U.S. bank or a registered broker-dealer and simultaneously agrees to resell the security back to the bank or broker-dealer at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not


8 o Franklin Templeton Japan Fund

PAGE

tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.


Depositary Receipts. The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts"). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.



Illiquid and Restricted Securities. The Fund may invest up to 15% of its total assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at then-current market prices and may have to dispose of such securities over extended periods of time. The Fund may also invest in securities


                                               Franklin Templeton Japan Fund o 9

PAGE


that are sold (i) in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, or (ii) in transactions between qualified institutional buyers pursuant to Rule 144A under the 1933 Act. Such restricted securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. The Fund will limit its investment in restricted securities other than Rule 144A securities to 10% of its total assets, and will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets. Restricted securities, other than Rule 144A securities determined by the Board to be liquid, are considered to be illiquid and are subject to the Fund's limitation on investment in illiquid securities.



WHAT ARE THE FUND'S POTENTIAL RISKS?


All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, you may anticipate that the value of Fund shares will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of the shares of the Fund. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future.


Investment in Japanese Issuers. Because the Fund will, under normal conditions, invest at least 80% of its assets in equity securities of Japanese issuers, the Fund's performance is expected to be closely tied to economic and political conditions in Japan, and its performance is expected to be more volatile than more


10 o Franklin Templeton Japan Fund

PAGE

geographically diversified funds. Changes in regulatory, tax or economic policy in Japan could significantly affect the Japanese securities markets and therefore the Fund's performance.


Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.


The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended historically to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.


Foreign Investments. Up to 20% of the Fund's total assets may be invested in securities of non-Japanese issuers, including issuers in developing countries. You should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, including Japan, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "What Are the Fund's Potential Risks?" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability or diplomatic developments which could affect investment in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about


                                              Franklin Templeton Japan Fund o 11

PAGE

issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

As a non-fundamental policy, the Fund will limit its investment in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "What Are the Fund's Potential Risks?" in the SAI.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Brokerage commissions in Japan are fixed. See "How Does the Fund Buy Securities For Its Portfolio?" in the SAI. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.


In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. As an open-end investment company, the Fund is limited in the extent to which it may invest in illiquid securities. See "What Are the Fund's Potential Risks?" in the SAI. The Tokyo Stock Exchange, however, has a large volume of trading and the Investment Manager believes that securities of companies traded in Japan are generally as liquid as securities of comparable U.S. companies.


12 o Franklin Templeton Japan Fund

PAGE

Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.


Emerging Growth Companies. The Fund has established no criteria regarding the minimum market capitalization of the companies in which it may invest. While they may offer greater opportunities for capital appreciation than larger, more established companies, investments in smaller, emerging growth companies may involve greater risks and thus may be considered speculative. For example, small companies may have limited product lines, markets or financial and management resources. In addition, many small emerging growth company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of large companies. The securities of small emerging growth companies may also be more sensitive to market changes than the securities of large companies.



High-Risk Debt Securities. The Fund is authorized to invest in debt securities rated in any category by S&P or Moody's and securities which are unrated by any rating agency. See "How Does the Fund Invest Its Assets? - Debt Securities." in the SAI. As an operating policy, which may be changed by the Board without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. See "How Does the Fund Invest Its Assets? - Debt Securities." in


                                              Franklin Templeton Japan Fund o 13

PAGE

the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. High-risk, lower quality debt securities, commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Investment Manager to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, invest up to 5% of its total assets in defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future.


Leverage. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's Net Asset Value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



Futures Contracts and Related Options. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in the Fund's portfolio. Successful use of futures or options contracts is further dependent on the Investment Manager's ability to correctly predict movements in the securities or foreign currency markets, and no assurance can be given that its judgment will be correct. Successful use of options on securities or securities indices is subject to similar risk considerations. The Fund has the authority to purchase over-the-counter options, which are generally less liquid than exchange traded options. In addition, by writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.


There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

14 o Franklin Templeton Japan Fund

PAGE

WHO MANAGES THE FUND?


The Board. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure that no material conflicts exist between the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.



Investment Manager. The Investment Manager manages the Fund's assets and makes the Fund's investment decisions. The Investment Manager also performs similar services for other funds. The Investment Manager is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, the Investment Manager and its affiliates manage over $172 billion in assets. The Templeton organization has been investing globally since 1940. The Investment Manager and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Advisory and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.



Portfolio Management. The lead portfolio manager of the Fund since its inception is William T. Howard, Jr. Mr. Howard is senior vice president of the Investment Manager. He holds a BA degree in international studies from Rhodes College and an MBA degree in finance from Emory University. He is a Chartered Financial Analyst and a member of the Financial Analysts Society. Before joining the Templeton organization in 1993, Mr. Howard was a portfolio manager and analyst with Tennessee Consolidated Retirement System in Nashville, Tennessee, where he was responsible for research and management of the international equity portfolio, and specialized in the Japanese equity market. As a portfolio manager and research analyst with Templeton, Mr. Howard's research responsibilities include the transportation/shipping and hospital management and supplies industries worldwide. He is also responsible for research coverage of both Japan and New Zealand.



Gary P. Motyl and Gary R. Clemons exercise secondary portfolio management responsibilities for the Fund. Mr. Motyl is executive vice president of the Investment Manager. He holds a BS degree in finance from Lehigh University and an MBA degree in finance from Pace University. He is a Chartered Financial Analyst. Prior to joining the Templeton organization in 1981, Mr. Motyl worked from 1974 to 1979 as a security analyst with Standard & Poor's Corporation, and as a research analyst and portfolio manager from 1979 to 1981 with


                                             Franklin Templeton Japan Fund o 15

PAGE

Landmark First Mortgage Bank, where he had responsibility for equity research and managed several pension and profit sharing plans. His research responsibilities with Templeton include the global automobile industry and country coverage of Germany. Mr. Clemons is senior vice president of the Investment Manager. He holds a BS degree in geology from the University of Nevada and an MBA degree in finance from the University of Wisconsin. He joined the Investment Manager in 1993. Prior to that time he was a research analyst at Templeton Quantitative Advisors, Inc. in New York, where he was also responsible for management of a small capitalization fund. As a research analyst with Templeton, Mr. Clemons has responsibility for the telecommunications industries and country coverage of Columbia, Peru, Sweden and Norway.


Management Fees. For the fiscal year ended March 31, 1996, the Fund paid no management fees (0.00% of average daily net assets). The Investment Manager voluntarily agreed to reduce its fee in order to limit total expenses of the Fund. Without this voluntary agreement, management fees would be 0.75% of the Fund's average daily net assets. After August 1, 1997, this agreement may end at any time upon notice to the Board.



Portfolio Transactions. The Investment Manager tries to obtain the best execution on all transactions. If the Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities For Its Portfolio?" in the SAI for more information.



Administrative Services. FT Services (and, prior to October 1, 1996, Templeton Global Investors, Inc.) provides certain administrative services and facilities for the Fund. For the fiscal year ended March 31, 1996, the Fund paid no(0.00%) administrtive services fees. Templeton Global Investors, Inc., (and beginning October 1, 1996, FT Services) voluntarily agreed to reduce its fees in order to to limit total expenses of the Fund. Without this voluntary agreement, administratvie services fees would be 0.15% of the average daily net assets of the fund. After August 1, 1997, this agreement may end at any time upon notice to the Board. Please see "Investment Advisory and Other Services" in the SAI for more information.


HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the Fund advertises its performance. The more commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charge, if applicable. Certain performance figures may not include any sales charge or 12b-1 fees.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed

16 o Franklin Templeton Japan Fund

PAGE

description of how the Fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.


HOW IS THE FUND ORGANIZED?


The Fund is a diversified open-end management investment company, commonly called a mutual fund. It was organized as a business trust under the laws of Delaware on October 29, 1991, and is registered with the SEC under the 1940 Act.


The Fund offers two classes of shares: Franklin Templeton Japan Fund - Class I and Franklin Templeton Japan Fund - Advisor Class. The Fund began offering two classes of shares on January 1, 1997. All shares purchased before that time are considered Class I shares. Class I and Advisor Class shares differ as to sales charges, expenses and services. Different fees and expenses will affect performance. In the future, additional series or classes of shares may be offered. A further description of Class I is set forth below.



Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund for matters that affect the Fund as a whole.



Class I. Class I shares of the Fund are described in a separate prospectus relating only to that class. You may buy Class I shares through your investment representative or directly by contacting the Fund. If you would like a prospectus relating to the Fund's Class I shares, contact your investment representative or Distributors.



Class I shares of the Fund have sales charges and Rule 12b-1 charges that may affect performance. Class I shares have a front-end sales charge of 5.75% (6.10% of the net amount invested) which is reduced on certain transactions of $50,000 or more. Class I shares are subject to Rule 12b-1 expenses equal to a maximum of 0.35% per year of Class I's average daily net assets. Shares of Class I may be subject to a Contingent Deferred Sales Charge upon redemption.


The Fund has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

                                              Franklin Templeton Japan Fund o 17

PAGE

The Fund does not intend to hold annual shareholder meetings. It may hold a special meeting, however, for matters requiring shareholder approval under the 1940 Act. The Fund will call a special meeting of shareholders for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with electing or removing members of the Board.


HOW TAXATION AFFECTS YOU AND THE FUND



Federal Tax Information


The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. A regulated investment company generally is not subject to Federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to shareholders substantially all of its net investment income and net realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to shareholders of record on a date in such month and paid during the following January will be treated as having been received by shareholders on December 31 in the year such distributions were declared. The Fund will inform shareholders each year of the amount and nature of such income or gains. Sales or other dispositions of Fund shares generally will give rise to taxable gain or loss.


Japan Taxes


Pursuant to the tax convention between the U.S. and Japan (the "Convention"), a Japanese withholding tax at the maximum rate of 15% is, with certain exceptions, imposed upon dividends paid by Japanese corporations to the Fund. Pursuant to the present terms of the Convention, interest received by the Fund from sources within Japan is subject to a Japanese withholding tax at a maximum rate of 10%. Capital gains of the Fund arising from its investments as described herein are not taxable in Japan.

Generally, the Fund will be subject to the Japan securities transaction tax on its sale of certain securities in Japan. The current rates of such tax range from 0.03% to 0.30% depending upon the particular type of securities involved. Transactions involving equity securities are currently taxed at the highest rate.

18 o Franklin Templeton Japan Fund

PAGE


ABOUT YOUR ACCOUNT



HOW DO I BUY SHARES?



Opening Your Account



You may buy shares with a minimum initial investment of $5 million (in the aggregate) in one or more Advisor Class shares of the Franklin Templeton Funds ($25 for subsequent investments) except if you fall in one of the following categories of investors satisfying one of the following criteria:

(a) Broker-dealers, qualified registered investment advisors or certified financial planners, who have entered into a supplemental agreement with Distributors for clients participating in comprehensive fee programs;

(b) Qualified registered investment advisors or registered certified financial planners who have clients invested in Mutual Series on October 31, 1996;

(c) Qualified registered investment advisors or registered certified financial planners who did not have clients invested in Mutual Series on October 31, 1996 may buy through a broker-dealer or service agent who has entered into an agreement with Distributors;

(d) Employer stock, bonus, pension or profit-sharing plans that meet the requirements for qualification under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code, if the number of employees is 5,000 or more or the plan has assets of $50 million or more;

(e) Effective on or about February 1, 1997, participants in Franklin Templeton's 401(k) Plan and Franklin Templeton's Profit Sharing Plan;

(f) Trust companies and bank trust departments initially investing in any Franklin Templeton Fund at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies, bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion;

(g) Governments, municipalities and tax-exempt entities that meet the requirements for qualification under Section 501 of the Code (subject to an initial investment in Advisor Class shares of $1 million);

(h) Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group may also


                                              Franklin Templeton Japan Fund o 19

PAGE


     purchase Advisor Class shares of the Fund if the group as a whole meets the required minimum initial investment of $5 million;

(i) Directors, trustees, officers and full-time employees (and members of their immediate family) of Franklin Templeton Group and Franklin Templeton Group of Funds who invest $100 or more;

(j)  Accounts managed by the Franklin Templeton Group;

(k) Class I shareholders of the Fund who qualigy under one of the above categories, may have their existing Class I shares invested into the Fund's Advisor Class by sending written instructions that they wish to do so, by June 30, 1997. Instructions should be addressed to Investors Services. Generally, for federal income tax purposes, there will be no recognition of gain or loss associated with such a transaction. You may wish to consult with your tax advisor to determine whether there are any state income tax consequences to such a transaction.

(l) Each series of Franklin Templeton Fund Allocator Series that invests $1,000 or more.


The qualified group referred to in Item (h) above, is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,

o Agrees to include sales and other Franklin Templeton Fund materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


If you are subject to the $5 million minimum investment requirement, the cost or current value (whichever is higher) of your investment in other funds in the Franklin Templeton Funds will be included for purposes of determining compliance with the required minimum investment amount, provided that at


20 o Franklin Templeton Japan Fund

PAGE


least $1 million is invested in Advisor Class shares of the Franklin Templeton Funds.

The minimum for subsequent investments in Advisor Class shares is $25 for most purchases of Advisor Class shares of the Fund and for purchases by directors, trustees, officers and full-time employees (and members of their immediate family) of Franklin Templeton Group and Franklin Templeton Funds; and $1,000 for each series of Franklin Templeton Fund Allocator Series.

PURCHASE PRICE OF FUND SHARES


Advisor Class shares are purchased at Net Asset Value without a sales charge.


Securities Dealers may receive compensation up to 0.25% of the amount invested from Distributors or an affiliated company.

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction for taxable investors.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Advisor Class shares.

                                              Franklin Templeton Japan Fund o 21

PAGE


       METHOD                          STEPS TO FOLLOW
-----------------------------------------------------------------------
BY MAIL                1. Send us written instructions signed by all
                          account owners

                       2. Include any outstanding share certificates
                          for the shares you're exchanging
-----------------------------------------------------------------------
BY PHONE               Call Shareholder Services
                       If you do not want the ability to exchange by
                       phone to apply to your account, please let us
                       know.
-----------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
-----------------------------------------------------------------------



Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.



HOW WE PROCESS YOUR EXCHANGE?



If you are exchanging your Advisor Class shares of the Fund you may:

o exchange into any of our money funds except Franklin Templeton Money Fund II.

o exchange into the other Advisor Class shares of the Franklin Templeton Funds (excluding Templeton Developing Markets Trust, Templeton Foreign Fund and Templeton Growth Fund, Inc., except as described below), Mutual Series Class Z Shares and Templeton Institutional Funds, Inc., if you meet the investment requirements of the fund to be acquired.

o exchange into the Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund and Templeton Growth Fund, Inc. only if you fall into one of the following categories: (i) you are a broker-dealer or a qualified registered investment advisor who has entered into a special agreement with Distributors for your clients who are participating in comprehensive fee programs; (ii) you are a qualified registered investment advisor or certified financial planner who has clients invested in Mutual Series on October 31, 1996; (iii) you are a qualified registered investment advisor or certified financial planner who did not have clients invested in Mutual Series on October 31, 1996 and are buying through a broker-dealer or service agent who has entered into an agreement with Distributors; (iv) you are a director, trustee, officer or full-time employee (or a family member) of the Franklin Templeton Group or the Franklin Templeton Funds; (v) you are a participant in Franklin Templeton's 401(k) Plan or Franklin Templeton's Profit Sharing Plan;
  (vi) the exchanging shareholder is an account managed by the Franklin
  Templeton


 22 o Franklin Templeton Japan Fund

PAGE

  Group; or (vii) the exchanging shareholder is a series of the Franklin Templeton Fund Allocator Series.


o If the fund you are exchanging into does not offer Advisor Class shares, you may exchange into the Class I shares of the fund at Net Asset Value.


Please be aware that the following restrictions may apply to exchanges:


o The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account(s). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy upon 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.


Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

                                              Franklin Templeton Japan Fund o 23

PAGE


HOW DO I SELL SHARES?



You may sell (redeem) your shares at any time.



        METHOD                         STEPS TO FOLLOW
----------------------------------------------------------------------
BY MAIL                1. Send us written instructions signed by all
                          account owners

                       2. Include any outstanding share certificates
                          for the shares you are selling

                       3. Provide a signature guarantee if required

                       4. Corporate, partnership and trust accounts
                          may need to send additional documents.
                          Accounts under court jurisdiction may have
                          additional requirements.
----------------------------------------------------------------------
BY PHONE
(Only available if you have completed and sent to us the telephone redemption agreement included with this prospectus)
                       Telephone requests will be accepted:
                       o If the request is $50,000 or less.
                         Institutional accounts may exceed $50,000 by
                         completing a separate agreement. Call
                         Institutional Services to receive a copy.

                       o If there are no share certificates issued
                         for the shares you want to sell or have
                         already returned to the Fund

                       o Unless you are selling shares in a Trust
                         Company retirement plan account

                       o Unless the address on your account was
                         changed by phone within the last 30 days
                         Beginning on or about May 1, 1997, you will
                         automatically be able to redeem shares by telephone
                         without completing a telephone redemption agreement.
                         Please notify us if you do not want this
                         option to be available on your account. If you
                         later decide you would like this option, send
                         us written instructions signed by all account
                         owners.
----------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
----------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. We are not able to receive or pay out cash in the form of currency.

24 o Franklin Templeton Japan Fund

PAGE

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


Trust Company Retirement Plan Accounts



To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


Dividends and capital gains are calculated and distributed the same way for each class of the Fund. The amount of any income dividends per share will differ, however, generally due to the difference in the applicable Rule 12b-1 fees of any class. Advisor Class shares are not subject to Rule 12b-1 fees.


The Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution.

Distribution Options

You may receive your distributions from the Fund in any of these ways:


1. Buy additional shares of the Fund - You may buy additional shares of the same class of the Fund by reinvesting capital gain distributions, dividend distributions, or both. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.


                                              Franklin Templeton Japan Fund o 25

PAGE


2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy Advisor Class shares or Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.



3. Receive distributions in cash - You may receive capital gains distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE ADVISOR CLASS SHARES OF THE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days prior to the record date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

How and When Shares Are Priced


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price of the Fund in many newspapers.


The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

The Price We Use When You Buy or Sell Shares

You buy shares of Advisor Class at the Net Asset Value per share. We calculate it to two decimal places using standard rounding criteria. You also sell shares at Net Asset Value.

We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your

26 o Franklin Templeton Japan Fund

PAGE

redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.


Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:


o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,

o For exchanges, the name of the fund you're exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

                                           Franklin Templeton Japan Fund o 27

PAGE

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR PRIOR TO SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form.

In this case, you should send the certificate and assignment form in separate envelopes.


Telephone Transactions


You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. You may not sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

28 o Franklin Templeton Japan Fund

PAGE

Account Registrations and Required Documents

When you open an account, you need to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.


Joint Ownership. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, you will not be able to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.



Gifts and Transfers to Minors. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.



Trusts. If you register your account as a trust, you should have a valid written trust document to avoid future disputes or possible court action over who owns the account.



Required Documents. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.



  TYPE OF ACCOUNT                     DOCUMENTS REQUIRED
-----------------------------------------------------------------------
CORPORATION            Corporate Resolution
-----------------------------------------------------------------------
PARTNERSHIP            1. The pages from the partnership agreement that
                          identify the general partners, or

                       2. A certification for a partnership agreement
-----------------------------------------------------------------------
TRUST                  1. The pages from the trust document that
                          identify the trustees, or

                       2. A certification for trust
-----------------------------------------------------------------------



Street or Nominee Accounts. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both


                                              Franklin Templeton Japan Fund o 29

PAGE

dealers must have an agreement with Distributors or we will not process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.


Electronic Instructions. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions received directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.


Tax Identification Number

For tax reasons, we must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.



Keeping Your Account Open


Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is $50 or less, except for investors under categories (d), (e), (j) and (l) under "Opening Your Account." We will only do this if the value of your account falls below this minimum because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the required minimum amount of at least $100.


30 o Franklin Templeton Japan Fund

PAGE

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

Automatic Investment Plan

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to account application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

Systematic Withdrawal Plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


Statements and Reports to Shareholders


We will send you the following statements and reports on a regular basis:



o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


                                              Franklin Templeton Japan Fund o 31

PAGE


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.



Brokers and Dealers and Plan Administrators


You may buy and sell Fund shares through registered broker-dealers. The Fund does not impose a sales or service charge but your broker-dealer may charge you a transaction fee. Transaction fees and services may vary among broker-dealers, and your broker-dealer may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include allowing you to establish a margin account and borrow on the value of the Fund's shares in that account. If your broker-dealer receives your order before pricing on a given day, the broker-dealer is required to forward the order to the Fund before pricing closes on that day. A broker-dealer's failure to timely forward an order may give rise to a claim by the investor against the broker.

Third party plan administrators of tax-qualified retirement plans and other entities may provide sub-transfer agent services to the Fund. In such cases, the Fund may pay the third party an annual sub-transfer agency fee that is not greater than the Fund otherwise would have paid for such services.


Institutional Accounts



Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging shares of the Fund available for institutional accounts. To obtain an institutional application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800/321-8563 Monday through Friday, from 9:00 a.m. to 5:00 p.m. Eastern time.



Availability of These Services


The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

32 o Franklin Templeton Japan Fund

PAGE


What If I Have Questions About My Account?



If you have any questions about your account, you may write to Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030. The Fund and Distributors are also located at this address. You may also contact us by phone at one of the numbers listed below.



                                           HOURS OF OPERATION (EASTERN
                                                      TIME)
    DEPARTMENT NAME       TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------
Shareholder Services    1-800/632-2301    8:30 a.m. to 8:00 p.m.
Dealer Services         1-800/524-4040    8:30 a.m. to 8:00 p.m.
Fund Information        1-800/DIAL BEN    8:30 a.m. to 11:00 p.m.
                        (1-800/342-5236)  9:30 a.m. to 5:30 p.m.
                                          (Saturday)
Retirement Plans        1-800/527-2020    8:30 a.m. to 8:00 p.m.
Institutional Services  1-800/321-8563    9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)  1-800/851-0637    8:30 a.m. to 8:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

                                              Franklin Templeton Japan Fund o 33

PAGE


GLOSSARY

USEFUL TERMS AND DEFINITIONS


1933 Act - Securities Act of 1933, as amended.

1940 Act - Investment Company Act of 1940, as amended.

Board - The Board of Trustees of the Fund.

Class I and Advisor Class - The Fund offers two classes of shares, designated "Class I" and "Advisor Class." The two classes have proportionate interests in the Fund's portfolio. Class I shares are subject to a sales charge structure and a Rule 12b-1 plan. Advisor Class shares are purchased without a sales charge and do not have a Rule 12b-1 plan.

Code - Internal Revenue Code of 1986, as amended.

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Franklin Funds - the mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust.

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds.

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries.

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R), and the Templeton Group of Funds.

FT Services - Franklin Templeton Services, Inc., the Fund's administrator.

Investment Manager - Templeton Investment Counsel, Inc., Broward Financial Centre, Fort Lauderdale, FL 33394-3091.

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's transfer agent and shareholder servicing agent.

IRS - Internal Revenue Service.

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on


34 o Franklin Templeton Japan Fund

PAGE

predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Moody's - Moody's Investors Service, Inc.

Mutual Series - Franklin Mutual Series Fund Inc., a member of the Franklin Group of Funds, formerly the Mutual Series Fund Inc. Each series of Mutual Series began offering three classes of shares on November 1, 1996, Class I, Class II and Class Z. All shares sold before that time are designated Class Z shares.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - the value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation.

NYSE - New York Stock Exchange, Inc.

Offering Price - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge, if applicable. The maximum front-end sales charge is 5.75% for Class I. Advisor Class has no front-end sales charge.

Qualified Retirement Plan(s) - an employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information.

S&P - Standard and Poor's Corporation.

SEC - U.S. Securities and Exchange Commission.

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund.

Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States.

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.


                                              Franklin Templeton Japan Fund o 35

PAGE


INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION


General. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.


Obtaining a Number. If you do not have a Social Security Number/Taxpayer Identification Number or you do not know your SSN/TIN, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.



What SSN/TIN to Give. Please refer to the following guidelines:



 ACCOUNT TYPE       GIVE SSN OF        ACCOUNT TYPE       GIVE EMPLOYER ID # OF
--------------------------------------------------------------------------------
o Individual          Individual      o Trust, Estate, or    Trust, Estate, or
                                        Pension Plan Trust   Pension Plan Trust
--------------------------------------------------------------------------------
o Joint Individual    Owner who       o Corporation,         Corporation,
                      will be paying    Partnership, or      Partnership, or
                      tax or first-     other organization   other organization
                      named individual
--------------------------------------------------------------------------------
o Unif. Gift/         Minor           o Broker nominee       Broker nominee
  Transfer to Minor
--------------------------------------------------------------------------------
o Sole Proprietor     Owner of
                      business
--------------------------------------------------------------------------------
o Legal Guardian      Ward, Minor,
                      or Incompetent
--------------------------------------------------------------------------------



Exempt Recipients. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients include:



A corporation                      An exempt charitable remainder
                                   trust or a non-exempt trust
A financial institution            described in section
                                   4947(a)(1)
An organization exempt from
  tax under section 501(a),        A registered dealer in
or an individual retirement        securities or commodities
plan                               registered in the U.S. or a
                                   U.S. possession


36 o Franklin Templeton Japan Fund

PAGE


A real estate investment trust     An entity registered at all
                                   times under the Investment
A common trust fund operated       Company Act of 1940
  by a bank under section
  584(a)



IRS Penalties. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.



SUBSTITUTE W-8 INSTRUCTIONS INFORMATION



Exempt Foreign Person. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. You are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.
(or your transactions are exempt from U.S. taxes under a tax treaty).



Permanent Address. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the


                                              Franklin Templeton Japan Fund o 37

PAGE

address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.


Notice of Change in Status. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that (1) the taxpayer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.



When to File. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years.



How Often You Must File. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.


38 o Franklin Templeton Japan Fund

PAGE


FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION


It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that the Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to the Fund.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)


The undersigned hereby certifies and affirms that he/she is the duly elected of


_________________________________ of _____________________________________
              Title                               Corporate Name


a  _______________________________  organized under the laws of the State of
           Type of Organization
 ___________________  and that the following is a true and correct copy
         State
of a resolution adopted by the Board of Directors at a meeting duly called and held on __________________________
                      Date



     RESOLVED, that the ____________________________________________________
                                            Officers' Titles



     of this Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and



     FURTHER RESOLVED, that any of the following  __________  officers are number
     authorized to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and


     FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in

                                              Franklin Templeton Japan Fund o 39

PAGE


     part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.


The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary.)


---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature

---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature

---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature

---------------------------------------    ---------------------------------------
name/title (please print or type)          Signature

---------------------------------------    ---------------------------------------
Name of Corporation or Association         Date



Certified from minutes ________________________________________________________
                       Name and Title

                       CORPORATE SEAL (if appropriate)

40 o Franklin Templeton Japan Fund

PAGE


FRANKLIN TEMPLETON


TELEPHONE REDEMPTION AUTHORIZATION AGREEMENT


You may use Franklin Templeton's telephone redemption privilege to redeem uncertificated Franklin Templeton Fund shares for up to $50,000 (or your shareholder account balance, whichever is less) per day, per fund account in accordance with the terms of the Funds' prospectus.

The telephone redemption privilege is available only to shareholders who specifically request it. If you would like to add this redemption privilege to the other telephone transaction privileges now automatically available to Franklin Templeton Fund shareholders, please sign and return this authorization to Franklin/Templeton Investor Services, Inc. ("Investor Services"), transfer agent and shareholder servicing agent for the Franklin Templeton Funds.

Shareholder Authorization: I/We request the telephone redemption privilege under the terms described below and in the prospectus for each investment company in Franklin Templeton (a "Franklin Templeton Fund" or a "Fund"), now open or opened at a later date, holding shares registered as follows:

--------------------------------------------------------------------------------

Print name(s) as shown in registration (called "Shareholder")



--------------------------------------------------------------------------------


Account number(s)



I/We authorize each Fund and Investor Services to honor and act upon telephone requests, given as provided in this agreement, to redeem shares from any Shareholder account.


-----------------------------------      -------------------------------------


Signature(s) of all registered owners and date


-----------------------------------      -------------------------------------

-----------------------------------      -------------------------------------


Printed name (and title/capacity, if applicable)



Verification Procedures: I/We understand and agree that: (1) each Fund and Investor Services will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine and that if these confirmation procedures are not followed, the Fund or Investor Services may be liable for any losses due to unauthorized or fraudulent telephone instructions;
(2) the confirmation procedures will include the recording of telephone calls requesting redemptions, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and the sending of confirmation statements to the address of record each time a redemption is


                                              Franklin Templeton Japan Fund o 41

PAGE


initiated by telephone; and (3) as long as the Fund and Investor Services follow the confirmation procedures in acting on instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither they nor their parent or affiliates will be liable for any loss, damages or expenses caused by an unauthorized or fraudulent redemption request.



Jointly Owned/Co-Trustee Accounts: Each of us signing this agreement as either joint owners or co-trustees authorize each Fund and Investor Services to honor telephone redemption requests given by ANY ONE of the signers or our investment representative of record, if any, ACTING ALONE.



Appointment of Attorney-in-Fact: In order to issue telephone redemption requests acting alone, each of us individually makes the following appointment: I hereby appoint the other joint owner(s)/co-trustee(s) as my agent(s) (attorney[s]-in-fact) with full power and authority to individually act for me in any lawful way with respect to the issuance of instructions to a Fund or Investor Services in accordance with the telephone redemption privilege we have requested by signing this agreement. This appointment shall not be affected by my subsequent disability or incompetency and shall remain in effect until it is revoked by either written notice from any one of us delivered to a Fund or Investor Services by registered mail, return receipt requested, or by a Fund or Investor Services upon receipt of any information that causes a Fund or Investor Services to believe in good faith that there is or that there may be a dispute among any of us with respect to the Franklin Templeton Fund account(s) covered by this agreement. Each of us agrees to notify the Fund or Investor Services immediately upon the death of any of the undersigned.



Corporate/Partnership/Trust/Retirement Accounts: The Shareholder and each of us signing this agreement on behalf of the Shareholder represent and warrant to each Franklin Templeton Fund and Investor Services that the Shareholder has the authority to enter into this agreement and that each of us are duly authorized to execute this agreement on behalf of the Shareholder. The Shareholder agrees that its election of the telephone redemption privilege means that a Fund or Investor Services may honor a telephone redemption request given by ANY officer/ partner/member/administrator or agent of Shareholder ACTING ALONE.



Restricted Accounts: Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton Trust Company retirement accounts.



PLEASE RETURN THIS FORM TO:



     Franklin/Templeton Investor Services, Inc.
     P.O. Box 33030
     St. Petersburg, FL 33733-8030


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                                              Franklin Templeton Japan Fund o 49

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FRANKLIN TEMPLETON GROUP OF FUNDS



LITERATURE REQUEST E Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.



INTERNATIONAL GROWTH

Franklin Global Health Care Fund
Franklin International Equity Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

INTERNATIONAL GROWTH
AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton
 Global Currency Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

INTERNATIONAL INCOME

Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High
 Income Currency Fund
Templeton Americas
 Government Securities Fund

GROWTH

Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME

Franklin Balance Sheet
 Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Premier Return Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Templeton American Trust, Inc.

INCOME

Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin AGE High Income Fund
Franklin Investment
 Grade Income Fund
Franklin Short-Intermediate U.S.
 Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund


FOR NON-U.S. INVESTORS:

Franklin Tax-Advantaged
 High Yield Securities Fund
Franklin Tax-Advantaged
 International Bond Fund
Franklin Tax-Advantaged U.S.
 Government Securities Fund


FOR CORPORATIONS:

Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME


Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund


FRANKLIN STATE-SPECIFIC FUNDS
SEEKING TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**



VARIABLE ANNUITIES
Franklin Valuemark(SM)
Franklin Templeton Valuemark
 Income Plus (an immediate annuity)



*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).


**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.